Equity (Aggregate Number and Price of Shares Repurchased) (Detail) - JPY (¥) ¥ in Millions			1 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2016	May 18, 2016	Mar. 07, 2016	Sep. 03, 2014	Mar. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share Repurchases [Line Items]
Aggregate price of shares repurchased	¥ 125,174	¥ 24,433	¥ 307,486	¥ 307,694	¥ 165,342	¥ 149,607	¥ 307,486	¥ 473,036
Acquisition of treasury stock based on the resolution of the board of directors	47,010,000	9,021,000	120,867,062	181,530,121	83,746,000	56,031,217	120,867,105	265,276,245